SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended
	Jul. 31, 2017	May 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Subsequent Event [Line Items]
Loss on termination of vessel leases						$ (8,327)	$ 0
Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Loss on termination of vessel leases		$ 12,200		$ 12,200	$ (20,600)
Subsequent Event [Member] | Front Scilla [Member] | Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Cancellation fee on termination, per vessel	$ 4,800
Decrease in capital leased assets	$ 11,600
Subsequent Event [Member] | Front Scilla [Member] | Ship Finance International Limited [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Loss on termination of vessel leases			$ 5,800